Trade and Other Payables - Summary of Aging Analysis of Trade Payables (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
TradeAndOtherPayables [Line Items]
Trade payables (including amounts due to related parties of trading in nature)	¥ 9,720,727	¥ 7,000,554
Within 1 year [member]
TradeAndOtherPayables [Line Items]
Trade payables (including amounts due to related parties of trading in nature)	9,708,441	6,990,653
Between one and two years [member]
TradeAndOtherPayables [Line Items]
Trade payables (including amounts due to related parties of trading in nature)	2,524	9,527
Over two years [member]
TradeAndOtherPayables [Line Items]
Trade payables (including amounts due to related parties of trading in nature)	¥ 9,762	¥ 374